November 9, 2010

                        TOUCHSTONE VARIABLE SERIES TRUST

                          TOUCHSTONE ENHANCED ETF FUND

                Supplement to the Prospectus dated April 30, 2010

             NOTICE OF CHANGE TO THE TOUCHSTONE ENHANCED ETF FUND'S
                                ASSET ALLOCATION

Please replace the Touchstone Enhanced ETF Fund's asset allocation table on page 40 of the prospectus with the following revised asset allocation table:

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iShares(R) Trust: iShares Barclays Aggregate Bond Fund                       22%
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iShares(R) Trust: iShares MSCI EAFE Index Fund                               22%
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iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund                     3%
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iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund                   22%
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iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund                   3%
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iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund                  3%
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iShares(R) Trust: iShares S&P 500 Value Index Fund                            3%
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iShares(R) Trust: iShares S&P 500 Growth Index Fund                          22%
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              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.TouchstoneInvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               Please retain this Supplement for future reference.